Schedule of Components of Income Tax Expense Benefits (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current tax expenses			$ 1,808,658
Deferred tax expenses	(419,029)	(3,266,625)	(286,226)
Provision for income taxes	$ (419,029)	$ (3,266,625)	$ 1,522,432	$ 1,804,326